Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Disclosure of Impact on Transition to IFRS
The impact on transition is summarised below:

In thousands of euro	January 1, 2019
The impact at transition
Right of use assets – property plant and equipment	5,720
Lease liability	(6,195)
Retained earnings	475

Disclosure of Group Initially Applied IFRS 16 Using the Modified Retrospective Approach
The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognised in retained earnings at the date of initial application.

In thousands of euro
Lease liabilities at transition
Operating lease commitments at December 31, 2018 as disclosed under IAS 17	14,847
Discounted using the incremental borrowing rate at January 1, 2019*	6,195
Lease liabilities recognised at January 1, 2019	6,195